Loans and Borrowings - Schedule of Terms and Conditions of Outstanding Loans, Lease Liabilities and Convertible Notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Lease Liabilities [Member]
Disclosure Of Loans And Borrowings [Line Items]
Year of maturity	2023 - 2028	2023 - 2028
Original value	$ 42,536	$ 38,791
Carrying amount	$ 16,658	$ 16,379
Lease Liabilities [Member] | Bottom of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	3.00%	3.00%
Lease Liabilities [Member] | Top of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	12.00%	12.00%
INR 1 [Member] | Secured bank loans [Member]
Disclosure Of Loans And Borrowings [Line Items]
Year of maturity	2023 - 2029	2023 - 2029
Original value	$ 4,961	$ 3,397
Carrying amount	$ 3,726	$ 2,667
INR 1 [Member] | Secured bank loans [Member] | Bottom of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	7.00%	7.00%
INR 1 [Member] | Secured bank loans [Member] | Top of Range [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	10.00%	10.00%
USD [Member] | Convertible notes [Member]
Disclosure Of Loans And Borrowings [Line Items]
Interest rate	7.39%	7.39%
Year of maturity	2026	2026
Original value	$ 230,000	$ 230,000
Carrying amount	$ 201,240	$ 216,118